PROPERTY AND EQUIPMENT, NET (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense for property and equipment	$ 12,575	$ 7,232	$ 5,590